Share-Based Compensation (Details 4) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Restricted share units
Restricted shares and Restricted Share Unit Awards
Number of awards granted (in shares)	587,456	2,395,156	811,000
Weighted average grant date fair value (in dollars per share)	$ 1.85	$ 2.51	$ 2.98
Number of awards outstanding, which have dividend participation rights (in shares)	360,505
Unvested restricted share units
Outstanding at the beginning of the period (in shares)	10,728,028
Granted (in shares)	587,456	2,395,156	811,000
Vested (in shares)	(5,073,855)
Forfeited (in shares)	(482,320)
Outstanding at the end of the period (in shares)	5,759,309	10,728,028
Expected to vest at the end of the period (in shares)	5,533,656
Weighted average remaining vesting period	4 years 2 months 12 days
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.16
Granted (in dollars per share)	$ 1.85	$ 2.51	$ 2.98
Vested (in dollars per share)	$ 2.06
Forfeited (in dollars per share)	$ 1.48
Outstanding at the end of the period (in dollars per share)	$ 2.25	$ 2.16
Expected to vest at the end of the period (in dollars per share)	$ 2.26
Time-based vesting awards with accretion factor
Restricted shares and Restricted Share Unit Awards
Annual accretion rate (as a percent)	8.00%
Time-based vesting awards without accretion factor
Restricted shares and Restricted Share Unit Awards
Vesting period	3 years